Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2011
Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the financial instruments carried at fair value at Dec. 31, 2011 and 2010, by caption on the consolidated balance sheet and by ASC 820 valuation hierarchy (as described above). We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us. There were no material transfers between Level 1 and Level 2 during 2011.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2011
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)		Total carrying value
Available-for-sale securities:
U.S. Treasury	$17,326	$-	$-	$-		$17,326
U.S. Government agencies	-	958	-	-		958
Sovereign debt	44	11,910	-	-		11,954
State and political subdivisions (b)	-	2,694	45	-		2,739
Agency RMBS	-	26,796	-	-		26,796
Alt-A RMBS	-	273	-	-		273
Prime RMBS	-	815	-	-		815
Subprime RMBS	-	418	-	-		418
Other RMBS	-	903	-	-		903
Commercial MBS	-	3,339	-	-		3,339
Asset-backed CLOs	-	1,444	-	-		1,444
Other asset-backed securities	-	532	-	-		532
Equity securities	9	21	-	-		30
Money market funds (b)	973	-	-	-		973
Other debt securities	-	4,360	3	-		4,363
Foreign covered bonds	1,820	605	-	-		2,425
Alt-A RMBS (c)	-	1,879	-	-		1,879
Prime RMBS (c)	-	1,175	-	-		1,175
Subprime RMBS (c)	-	125	-	-		125
Total available-for-sale	20,172	58,247	48	-		78,467
Trading assets:
Debt and equity instruments (d)	485	1,655	63	-		2,203
Derivative assets:
Interest rate	164	26,434	54	N/A
Foreign exchange	4,519	113	-	N/A
Equity	91	284	43	N/A
Other	-	3	-	N/A
Total derivative assets	4,774	26,834	97	(26,047	) (g)	5,658
Total trading assets	5,259	28,489	160	(26,047)		7,861
Loans	-	10	-	-		10
Other assets (e)	672	1,019	157	-		1,848
Subtotal assets of operations at fair value	26,103	87,765	365	(26,047)		88,186
Percentage of assets prior to netting	22.9%	76.8%	0.3%
Assets of consolidated investment management funds:
Trading assets	323	10,428	-	-		10,751
Other assets	453	143	-	-		596
Total assets of consolidated investment management funds	776	10,571	-	-		11,347
Total assets	$26,879	$98,336	$365	$(26,047)		$99,533
Percentage of assets prior to netting	21.4%	78.3%	0.3%
Trading liabilities:
Debt and equity instruments	$418	$537	$-	$-		$955
Derivative liabilities:
Interest rate	-	27,201	239	N/A
Foreign exchange	4,311	44	-	N/A
Equity	55	200	75	N/A
Total derivative liabilities	4,366	27,445	314	(25,009	) (g)	7,116
Total trading liabilities	4,784	27,982	314	(25,009)		8,071
Long-term debt (b)	-	326	-	-		326
Other liabilities (f)	14	368	-	-		382
Subtotal liabilities at fair value	4,798	28,676	314	(25,009)		8,779
Percentage of liabilities prior to netting	14.2%	84.9%	0.9%
Liabilities of consolidated investment management funds:
Trading liabilities	-	10,053	-	-		10,053
Other liabilities	2	30	-	-		32
Total liabilities of consolidated investment management funds	2	10,083	-	-		10,085
Total liabilities	$4,800	$38,759	$314	$(25,009)		$18,864
Percentage of liabilities prior to netting	10.9%	88.4%	0.7%
(a)	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral.
(b)	Includes certain interests in securitizations.
(c)	Previously included in the Grantor Trust.
(d)	Includes loans classified as trading assets and certain interests in securitizations.
(e)	Includes private equity investments, seed capital, a brokerage account, and derivatives in designated hedging relationships.
(f)	Includes the fair value adjustment for certain unfunded lending-related commitments and derivatives in designated hedging relationships and support agreements.
(g)	Netting cannot be disaggregated by product.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2010
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)		Total carrying value
Available-for-sale securities:
U.S. Treasury	$12,609	$-	$-	$-		$12,609
U.S. Government agencies	-	1,005	-	-		1,005
Sovereign debt	27	8,522	-	-		8,549
State and political subdivisions (b)	-	498	10	-		508
Agency RMBS	-	19,727	-	-		19,727
Alt-A RMBS	-	470	-	-		470
Prime RMBS	-	1,227	-	-		1,227
Subprime RMBS	-	508	-	-		508
Other RMBS	-	1,331	-	-		1,331
Commercial MBS	-	2,639	-	-		2,639
Asset-backed CLOs	-	249	-	-		249
Other asset-backed securities	-	539	-	-		539
Equity securities	18	29	-	-		47
Money market funds (b)	2,538	-	-	-		2,538
Other debt securities	91	3,193	58	-		3,342
Foreign covered bonds	2,260	608	-	-		2,868
Alt-A RMBS (c)	-	2,513	-	-		2,513
Prime RMBS (c)	-	1,825	-	-		1,825
Subprime RMBS (c)	-	158	-	-		158
Total securities available-for-sale	17,543	45,041	68	-		62,652
Trading assets:
Debt and equity instruments (d)	1,598	710	32	-		2,340
Derivative assets:
Interest rate	272	15,260	119	N/A
Foreign exchange	3,561	100	-	N/A
Equity	79	370	-	N/A
Other	1	1	-	N/A
Total derivative assets	3,913	15,731	119	(15,827	) (g)	3,936
Total trading assets	5,511	16,441	151	(15,827)		6,276
Loans	-	-	6	-		6
Other assets (e)	52	910	113	-		1,075
Subtotal assets of operations at fair value	$23,106	$62,392	$338	$(15,827)		$70,009
Percentage of assets prior to netting	26.9%	72.7%	0.4%
Assets of consolidated investment management funds:
Trading assets	279	13,842	-	-		14,121
Other assets	499	144	2	-		645
Total assets of consolidated investment management funds	778	13,986	2	-		14,766
Total assets	$23,884	$76,378	$340	$(15,827)		$84,775
Percentage of assets prior to netting	23.8%	75.9%	0.3%
Trading liabilities:
Debt and equity instruments	$1,277	$443	$6	$-		$1,726
Derivative liabilities:
Interest rate	-	16,126	149	N/A
Foreign exchange	3,648	59	-	N/A
Equity	54	304	22	N/A
Other	-	4	-	N/A
Total derivative liabilities	3,702	16,493	171	(15,181	) (g)	5,185
Total trading liabilities	4,979	16,936	177	(15,181)		6,911
Long-term debt (b)	-	269	-	-		269
Other liabilities (f)	115	473	2	-		590
Subtotal liabilities at fair value	$5,094	$17,678	$179	$(15,181)		$7,770
Percentage of liabilities prior to netting	22.2%	77.0%	0.8%
Liabilities of consolidated investment management funds:
Trading liabilities	-	13,561	-	-		13,561
Other liabilities	2	-	-	-		2
Total liabilities of consolidated investment management funds	2	13,561	-	-		13,563
Total liabilities	$5,096	$31,239	$179	$(15,181)		$21,333
Percentage of liabilities prior to netting	14.0%	85.5%	0.5%
(a)	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral.
(b)	Includes certain interests in securitizations.
(c)	Previously included in the Grantor Trust.
(d)	Includes loans classified as trading assets and certain interests in securitizations.
(e)	Includes private equity investments, seed capital and derivatives in designated hedging relationships.
(f)	Includes the fair value adjustment for certain unfunded lending-related commitments and derivatives in designated hedging relationships and support agreements.
(g)	Netting cannot be disaggregated by product.

Details of certain items measured at fair value on a recurring basis	Dec. 31, 2011					Dec. 31, 2010
	Total carrying	Ratings				Total carrying	Ratings
		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower
(dollar amounts in millions)	value (a)					value (a)
Alt-A RMBS, originated in:
2006-2007	$99	-%	-%	-%	100%	$187	-%	-%	-%	100%
2005	113	-	-	-	100	209	-	-	-	100
2004 and earlier	61	27	13	47	13	74	70	25	5	-
Total Alt-A RMBS	$273	6%	3%	11%	80%	$470	11%	4%	1%	84%
Prime RMBS, originated in:
2007	$121	38%	4%	-%	58%	$254	50%	28%	7%	15%
2006	75	-	-	-	100	166	-	39	-	61
2005	230	32	-	-	68	310	39	-	14	47
2004 and earlier	389	29	38	11	22	497	79	12	6	3
Total prime RMBS	$815	28%	19%	5%	48%	$1,227	52%	16%	8%	24%
Subprime RMBS, originated in:
2007	$2	-%	2%	98%	-%	$5	-%	8%	92%	-%
2005	82	23	12	29	36	97	25	12	12	51
2004 and earlier	334	5	15	18	62	406	74	13	5	8
Total subprime RMBS	$418	8%	14%	21%	57%	$508	64%	13%	7%	16%
Commercial MBS—Domestic, originated in:
2009-2011	$200	100%	-%	-%	-%	$-	-%	-%	-%	-%
2008	25	16	84	-	-	-	-	-	-	-
2007	789	66	26	8	-	685	83	8	9	-
2006	892	85	15	-	-	582	90	10	-	-
2005	696	94	6	-	-	489	100	-	-	-
2004 and earlier	403	97	2	1	-	528	100	-	-	-
Total commercial MBS—Domestic	$3,005	84%	14%	2%	-%	$2,284	92%	5%	3%	-%
Foreign covered bonds:
Germany	$1,461	99%	1%	-%	-%	$2,260	99%	1%	-%	-%
Canada	795	100	-	-	-	608	100	-	-	-
Other	169	100	-	-	-	-	-	-	-	-
Total foreign covered bonds	$2,425	100%	-%	-%	-%	$2,868	100%	-%	-%	-%
European floating rate notes—available-for-sale:
United Kingdom	$686	72%	28%	-%	-%	$838	99%	1%	-%	-%
Ireland	203	-	50	47	3	299	92	8	-	-
Italy	150	100	-	-	-	218	100	-	-	-
Luxembourg	140	-	100	-	-	143	-	100	-	-
Australia	101	91	9	-	-	136	100	-	-	-
Germany	93	21	6	73	-	113	31	69	-	-
Netherlands	47	35	65	-	-	150	78	22	-	-
France	9	100	-	-	-	10	100	-	-	-
Total European floating rate notes—available-for-sale	$1,429	55%	34%	11%	-%	$1,907	85%	15%	-%	-%
Sovereign debt:
United Kingdom	$4,526	100%	-%	-%	-%	$3,214	100%	-%	-%	-%
France	2,790	100	-	-	-	1,845	100	-	-	-
Germany	2,347	100	-	-	-	3,065	100	-	-	-
Netherlands	2,230	100	-	-	-	396	100	-	-	-
Other	61	97	3	-	-	29	93	6	-	1
Total sovereign debt	$11,954	100%	-%	-%	-%	$8,549	100%	-%	-%	-%
Alt-A RMBS (b), originated in:
2007	$554	-%	-%	-%	100%	$792	-%	-%	-%	100%
2006	488	-	-	-	100	660	-	-	-	100
2005	628	5	-	1	94	820	2	-	4	94
2004 and earlier	209	-	4	27	69	241	22	46	19	13
Total Alt-A RMBS (b)	$1,879	2%	-%	3%	95%	$2,513	3%	4%	3%	90%
Prime RMBS (b), originated in:
2007	$370	-%	-%	-%	100%	$679	-%	-%	-%	100%
2006	308	-	-	-	100	431	-	-	-	100
2005	465	-	4	-	96	672	2	5	1	92
2004 and earlier	32	9	-	22	69	43	49	47	-	4
Total prime RMBS (b)	$1,175	-%	2%	1%	97%	$1,825	2%	3%	-%	95%
Subprime RMBS (b), originated in:
2007	$3	-%	-%	-%	100%	$15	-%	-%	-%	100%
2006	74	-	-	-	100	89	-	-	-	100
2005	11	-	-	-	100	13	-	-	-	100
2004 and earlier	37	5	34	-	61	41	53	-	-	47
Total subprime RMBS (b)	$125	2%	10%	-%	88%	$158	14%	-%	-%	86%
(a)	At Dec. 31, 2011 and Dec. 31, 2010, the German foreign covered bonds were considered Level 1 in the valuation hierarchy. All other assets in the table above are primarily Level 2 assets in the valuation hierarchy.
(b)	Previously included in the Grantor Trust.

Fair Value Measurements Using Significant Unobservable Inputs

The tables below include a roll forward of the balance sheet amounts for the years ended Dec. 31, 2011 and 2010 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Our classification of a financial instrument in Level 3 of the valuation hierarchy is based on the significance of the unobservable factors to the overall fair value measurement. However, these instruments generally include other observable components that are actively quoted or validated to third-party sources; accordingly, the gains and losses in the table below include changes in fair value due to observable parameters as well as the unobservable parameters in our valuation methodologies. We also frequently manage the risks of Level 3 financial instruments using securities and derivatives positions that are Level 1 or 2 instruments which are not included in the table; accordingly, the gains or losses below do not reflect the effect of our risk management activities related to the Level 3 instruments.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2011
	Available-for-sale securities				Trading assets
(in millions)	State and political subdivisions		Other debt securities		Debt and equity instruments		Derivative assets	Loans	Other assets	Total assets
Fair value at Dec. 31, 2010	$10		$58		$32		$119	$6	$113	$338
Transfers into Level 3	35		-		25		48	-	49	157
Transfers out of Level 3	-		(55)		-		(84)	(2)	(3)	(144)
Total gains or (losses):
Included in earnings (or changes in net assets)	-	(a)	-	(a)	6	(b)	15 (b)	-	9 (c)	30
Purchases, issuances, sales and settlements:
Purchases	-		-		-		-	-	4	4
Issuances	-		-		-		-	1	-	1
Sales	-		-		-		-	-	(15)	(15)
Settlements	-		-		-		(1)	(5)	-	(6)
Fair value at Dec. 31, 2011	$45		$3		$63		$97	$-	$157	$365
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses					$4		$15	$-	$-	$19
(a)	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).
(b)	Reported in foreign exchange and other trading revenue.
(c)	Reported in investment income.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2011
	Trading liabilities
(in millions)	Debt and equity instruments	Derivative liabilities	Other liabilities		Total liabilities
Fair value at Dec. 31, 2010	$6	$171	$2		$179
Transfers into Level 3	-	77	-		77
Transfers out of Level 3	-	(9)	-		(9)
Total (gains) or losses:
Included in earnings (or changes in net liabilities)	-	88 (a)	(2	) (b)	86
Purchases, issuances, sales and settlements:
Settlements	(6)	(13)	-		(19)
Fair value at Dec. 31, 2011	$-	$314	$-		$314
The amount of total (gains) or losses included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	$-	$142	$-		$142
(a)	Reported in foreign exchange and other trading revenue.
(b)	Reported in other revenue.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2010
(in millions)	Fair value Dec. 31, 2009	Total realized/unrealized gains/(losses) recorded in				Purchases, issuances and settlements, net	Transfers in/(out) of Level 3		Fair value Dec. 31, 2010	Change in unrealized gains and (losses) related to instruments held at Dec. 31, 2010
		Income		Comprehensive income
Available-for-sale securities:
Asset-backed CLOs	$6	$-		$-		$-	$(6)		$-	$-
State and political subdivisions	-	1		-		-	9		10	1
Other debt securities	50	2		-		8	(2)		58	2
Total available-for-sale	56	3	(a)	-	(a)	8	1		68	3
Trading assets:
Debt and equity instruments	170	(1	) (b)	-		3	(140)		32	-
Derivative assets:
Interest rate	121	(19)		-		2	15		119	28
Equity	25	(25)		-		-	-		-	-
Total derivative assets	146	(44	) (b)	-		2	15		119	28
Total trading assets	316	(45)		-		5	(125)		151	28
Loans	25	2		-		(18)	(3)		6	-
Other assets	164	13	(c)	-		(4)	(60)		113	-
Total assets	$561	$(27)		$-		$(9)	$(187	) (d)	$338	$31
(a)	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive loss except for other than temporary impairment losses which are recorded in securities gains (losses).
(b)	Reported in foreign exchange and other trading revenue.
(c)	Reported in foreign exchange and other trading revenue, except for derivatives in designated hedging relationships which are recorded in interest revenue and interest expense.
(d)	Primarily relates to investments consolidated in accordance with ASC 810.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2010
(in millions)	Fair value Dec. 31, 2009	Total realized/unrealized (gains)/losses recorded in			Purchases, issuances and settlements, net	Transfers in/(out) of Level 3	Fair value Dec. 31, 2010	Change in unrealized (gains) and losses related to instruments held at Dec. 31, 2010
		Income		Comprehensive income
Trading liabilities:
Debt and equity instruments	$-	$-		$-	$6	$-	$6	$-
Derivative liabilities:
Interest rate	54	88		-	9	(2)	149	122
Equity	38	(31)		-	15	-	22	-
Total derivative liabilities	92	57	(a)	-	24	(2)	171	122
Total trading liabilities	92	57		-	30	(2)	177	122
Other liabilities	3	(1	) (b)	-	-	-	2	-
Total liabilities	$95	$56		$-	$30	$(2)	$179	$122
(a)	Reported in foreign exchange and other trading revenue.
(b)	Reported in foreign exchange and other trading revenue, except for derivatives in designated hedging relationships which are recorded in interest revenue and interest expense.

Assets Measured at Fair Value on a Nonrecurring Basis

The following table presents the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy as of Dec. 31, 2011 and 2010, for which a nonrecurring change in fair value has been recorded during the years ended Dec. 31, 2011 and 2010.

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2011 (in millions)	Level 1	Level 2	Level 3	Total carrying value
Loans (a)	$-	$178	$43	$221
Other assets (b)	-	126	-	126
Total assets at fair value on a nonrecurring basis	$-	$304	$43	$347

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2010 (in millions)	Level 1	Level 2	Level 3	Total carrying value
Loans (a)	$-	$188	$53	$241
Other assets (b)	-	6	-	6
Total assets at fair value on a nonrecurring basis	$-	$194	$53	$247
(a)	During the years ended Dec. 31, 2011 and 2010, the fair value of these loans was reduced $32 million and $15 million, based on the fair value of the underlying collateral as allowed by ASC 310, Accounting by Creditors for Impairment of a loan, with an offset to the allowance for credit losses.
(b)	Includes other assets received in satisfaction of debt and loans held for sale. Loans held for sale are carried on the balance sheet at the lower of cost or market value.